LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of weighted-average remaining lease term and weighted-average discount rate

	As of December 31,
	2021	2022
Weighted average remaining lease term:
Operating lease	10.8 years	10.7 years
Finance lease	17.7 years	18.9 years

Weighted average discount rate:
Operating lease	7.01%	7.50%
Finance lease	7.27%	10.44%

Schedule of total lease cost

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Lease cost
Finance lease cost:
Depreciation	255,458	274,052	224,140	32,497
Interest expenses	130,196	124,567	104,088	15,091
Operating lease cost	478,805	568,044	691,197	100,214
Total lease cost	864,459	966,663	1,019,425	147,802

Schedule of supplemental cash flow information related to leases

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	477,189	593,615	635,615	92,156
Financing cash payments for finance leases	376,232	579,660	231,046	33,498

Schedule of future lease payments under operating leases and finance leases

	Operating Leases		Finance Leases
	RMB	US$	RMB	US$
2023	699,299	101,389	285,892	41,450
2024	606,310	87,907	189,838	27,524
2025	569,269	82,536	121,814	17,661
2026	519,993	75,392	97,119	14,081
2027	394,271	57,164	96,312	13,964
2028 and thereafter	2,637,314	382,375	1,626,607	235,836
Total future lease payments	5,426,456	786,763	2,417,582	350,516
Less: Imputed interest	(1,846,885)	(267,774)	(1,163,682)	(168,717)
Present value of future lease payments*	3,579,571	518,989	1,253,900	181,799